OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2025
OTHER INCOME.
Schedule of other income

in € thousand	2025	2024	2023
Income from SES transaction	—	3,703	—
Other miscellaneous income	5,923	5,315	3,815
Foreign currency gains	6,294	—	2,969
Bonus payments	—	—	9,200
Total other income	12,217	9,018	15,985